Accounts Receivable, Net - Balance of notes receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Notes receivable, gross	¥ 18,837	¥ 30,048
Allowance for expected credit losses	(17)	(31)
Notes receivable, net	¥ 18,820	¥ 30,017